Derivative Financial Instruments (Pretax Impact Of Fair Value Hedge Derivative Instruments On The Consolidated Statements of Income) (Details) (Fair Value Hedging [Member], Cost of Sales [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Forward Contracts [Member]
Derivative [Line Items]
Gain/(Loss) on forwards	$ 21	$ 47	$ (78)
Purchase Contracts [Member]
Derivative [Line Items]
Gain/(Loss) on forwards	$ (21)	$ (47)	$ 78